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HARTFORD SMALL CAP GROWTH HLS FUND
HARTFORD SMALL CAP GROWTH HLS FUND
INVESTMENT OBJECTIVE.
The Fund seeks long-term capital appreciation.
Your Expenses.
 The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Please note that fees and expenses in this table and the example below do not include fees and expenses that will be applied at the variable contract level or by a qualified pension or retirement plan and would be higher if such fees and expenses were included. You should review your variable contract prospectus (or other disclosure document) or plan documents for more information on those fees and expenses.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - HARTFORD SMALL CAP GROWTH HLS FUND		IA	IB
Management fees		0.61%	0.61%
Distribution and/or service (12b-1) fees		none	0.25%
Other expenses		0.04%	0.04%
Acquired fund fees and expenses		0.01%	0.01%
Total annual fund operating expenses	[1]	0.66%	0.91%
[1]	"Total annual fund operating expenses" do not correlate to the ratio of expenses to average net assets that is disclosed in the Fund's annual report in the financial highlights table, which reflects the operating expenses of the Fund and does not include acquired fund fees and expenses.

Example.
The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that:

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You invest $10,000

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Your investment has a 5% return each year

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The Fund’s operating expenses remain the same

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You reinvest all dividends and distributions

Your actual costs may be higher or lower. Based on these assumptions, you would pay the following expenses whether or not you were to redeem your investment at the end of each time period indicated:

Expense Example - HARTFORD SMALL CAP GROWTH HLS FUND - USD ($)	Year 1	Year 3	Year 5	Year 10
IA	67	211	368	822
IB	93	290	504	1,120

Expense Example No Redemption - HARTFORD SMALL CAP GROWTH HLS FUND - USD ($)	Year 1	Year 3	Year 5	Year 10
IA	67	211	368	822
IB	93	290	504	1,120

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the fiscal year ended December 31, 2019, the Fund’s portfolio turnover rate was 42% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGY.
 The Fund seeks its investment objective by investing primarily in common stocks of small capitalization companies that the Fund’s sub-adviser, Wellington Management Company LLP (“Wellington Management”), believes have superior growth potential. Under normal circumstances, the Fund invests at least 80% of its assets in common stocks of small capitalization companies. Wellington Management uses fundamental research designed to identify issuers with improving quality metrics, business momentum and attractive relative valuations. The investment process is aided by a proprietary quantitative screening process that narrows the investment universe to companies that are consistent with the Fund’s investment strategy. Based on market or economic conditions, the Fund may, through its normal bottom-up stock selection process, focus in one or more sectors of the market.

The Fund defines small capitalization companies as companies with market capitalizations within the collective range of the Russell 2000 and S&P SmallCap 600 Indices. As of December 31, 2019, this range was approximately $13 million to $8.34 billion. The market capitalization range of these indices changes over time.

PRINCIPAL RISKS.
 The principal risks of investing in the Fund are described below. When you sell your shares they may be worth more or less than what you paid for them, which means that you could lose money as a result of your investment. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. As with any fund, there is no guarantee that the Fund will achieve its investment objective.

Market Risk −Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Securities of a company may decline in value due to its financial prospects and activities, including certain operational impacts, such as data breaches and cybersecurity attacks. Securities may also decline in value due to general market and economic movements and trends, including adverse changes to credit markets.

Equity Risk −The risk that the price of equity or equity related securities may decline due to changes in a company's financial condition and overall market and economic conditions.

Small Cap Securities Risk −Investments in small capitalization companies involve greater risks than investments in larger, more established companies. Many of these companies are young and have limited operating or business history. These securities may be subject to more abrupt or erratic price movements and may lack sufficient market liquidity, and these issuers often face greater business risks, including the risk of bankruptcy.

Growth Investing Style Risk −If the sub-adviser incorrectly assesses a company’s prospects for growth or how other investors will value the company’s growth, then the price of the company’s stock may decrease, or may not increase to the level anticipated by the sub-adviser. In addition, growth stocks may be more volatile than other stocks because they are more sensitive to investors’ perceptions of the issuing company’s growth potential. Also, the growth investing style may over time go in and out of favor. At times when the investing style used by the Fund is out of favor, the Fund may underperform other equity funds that use different investing styles.

Active Investment Management Risk −The risk that, if the sub-adviser’s investment strategy does not perform as expected, the Fund could underperform its peers or lose money.

Volatility Risk −The Fund's investments may fluctuate in value over a short period of time. This may cause the Fund’s net asset value per share to experience significant changes in value over short periods of time.

Sector Risk −To the extent the Fund invests more heavily in particular sectors, its performance will be especially sensitive to developments that significantly affect those sectors. Individual sectors may be more volatile, and may perform differently, than the broader market.

Securities Lending Risk −The Fund may engage in securities lending. The Fund may lose money because the borrower of the loaned securities fails to return the securities in a timely manner or at all. The Fund could also lose money in the event of a decline in the value of the collateral provided for loaned securities or a decline in the value of any investments made with cash collateral. These events could also trigger adverse tax consequences for the Fund.

Quantitative Investing Risk −The value of securities or other investments selected using quantitative analysis can perform differently from the market as a whole or from their expected performance. This may be as a result of the factors used in building the quantitative analytical framework, the weights placed on each factor, the accuracy of historical data supplied by third parties, and changing sources of market returns.

Large Shareholder Transaction Risk −The Fund may experience adverse effects when certain large shareholders redeem or purchase large amounts of shares of the Fund. Such redemptions may cause the Fund to sell securities at times when it would not otherwise do so or borrow money (at a cost to the Fund), which may negatively impact the Fund’s performance and liquidity. Similarly, large purchases may adversely affect the Fund’s performance to the extent that the Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would. These transactions may also increase transaction costs.

The Fund is subject to certain other risks. For more information regarding risks and investments, please see “Additional Information Regarding Investment Strategies and Risks” and "More Information About Risks" in the Fund’s statutory prospectus.

PAST PERFORMANCE.
 The performance information below indicates the risks of investing in the Fund. Keep in mind that past performance does not indicate future results. Updated performance information is available at hartfordfunds.com. The returns in the bar chart and table:

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Assume reinvestment of all dividends and distributions

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Include the Fund’s performance when a portion of the Fund’s portfolio was managed by a previous sub-adviser prior to July 21, 2010

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Would be lower if the effect of sales charges or other fees that may be applied at the contract or plan level were included.

The bar chart:

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Shows how the Fund’s total return has varied from year to year

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Shows the returns of Class IA shares. Returns for Class IB shares differ only to the extent that the classes do not have the same expenses.

Total returns by calendar year

Highest/Lowest quarterly results during the periods shown in the bar chart were: Highest 20.81% (1st quarter, 2019) Lowest -22.30% (4th quarter, 2018)
Average Annual Total Returns.
Average annual total returns for periods ending December 31, 2019
The table below shows returns for the Fund over time compared to those of a broad-based market index. For more information regarding returns, see "Performance Notes" in the Fund's statutory prospectus.

Average Annual Returns - HARTFORD SMALL CAP GROWTH HLS FUND	1 Year	5 Years	10 Years
IA	35.81%	9.98%	14.90%
IB	35.45%	9.70%	14.61%
Russell 2000 Growth Index (reflects no deduction for fees, expenses or taxes)	28.48%	9.34%	13.01%